PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Disclosure of other provisions	Changes in provisions were as follows:

	At December 31, 2019	Additional provisions	Utilization	Releases	Translation differences and other	At December 31, 2020
	(€ thousand)
Warranty and recall campaigns	107,811	36,135	(30,589)	(6,044)	(371)	106,942
Legal proceedings and disputes	27,097	4,392	(1,610)	(4,149)	619	26,349
Other risks	30,664	7,526	(2,635)	(12,078)	(1,433)	22,044
Total provisions	165,572	48,053	(34,834)	(22,271)	(1,185)	155,335
The following table presents where the additional provisions to other risks recognized for the years ended December 31, 2020, 2019 and 2018 were recorded within the consolidated income statement.

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	6,352	9,563	11,420
Selling, general and administrative costs	1,174	2,830	—
Total	7,526	12,393	11,420